Net Income per Limited Partner Unit and Cash Distributions (Details 3) (General partner)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
General partner
General Partner Interest and Incentive Distribution Rights
Level one increasing percentage of distribution entitlement per quarter	13.00%	13.00%
Level two increasing percentage of distribution entitlement per quarter	23.00%	23.00%
Maximum increasing percentage of distribution entitlement per quarter	48.00%	48.00%